EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 count Y	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010
Pension plans
Credited service period (in years)	1
Pension expense	$ 4,011	$ 4,196	$ 4,178
Percentage of funded status				86.51%
Employer contributions to profit sharing and retirement savings-investment plan	1,024	1,043	1,011
Employer contributions to multi-employer defined benefit pension plans	2,046	1,923	1,633
Company's annual contribution (as a percent)	5.00%
Deferred compensation
Number of deferred compensation plans (in counts)	3
Trading securities fair value	41,768	38,504
Postretirement benefit plans
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	(626)
Net actuarial loss	8,255
Net amount recognized in accumulated other comprehensive loss	7,629
Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost during next fiscal year
Actuarial loss	1,146
Prior service credit	(125)
Changes in the accumulated postretirement benefit obligation
Benefit obligation, beginning of the period	20,689	16,674
Service cost	831	696	704
Interest cost	1,117	958	853
Actuarial (gain)/loss	3,898	2,714
Benefits paid	(427)	(353)
Benefit obligation, end of the period	26,108	20,689	16,674
Net periodic postretirement benefit cost
Service cost benefits attributed to service during the period	831	696	704
Interest cost on the accumulated postretirement benefit obligation	1,117	958	853
Net amortization	501	128	140
Net periodic postretirement benefit cost	2,449	1,782	1,697
Assumed health care cost trend rate for 2012 (as a percent)	8.20%
Specified pre and post retirement age (in years)	65
Assumed ultimate health care cost trend rate (as a percent)	5.00%
Weighted-average discount rate used in determining the accumulated postretirement benefit obligation (as a percent)	4.31%	5.47%
Effect of one percentage point increase or decrease in health care trend rates
1% Increase, Postretirement benefit obligation	6,247
1% Decrease, Postretirement benefit obligation	(4,277)
1% Increase, Total of service and interest cost components	484
1% Decrease, Total of service and interest cost components	(320)
Estimated future benefit payments
2012	574
2013	710
2014	882
2015	993
2016	1,095
2017 through 2020	7,002
Amount of Medicare part D subsidy	$ 1,094